CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
CONCENTRATIONS [Abstract]
CONCENTRATIONS

11 – CONCENTRATIONS

During the three months ended March 31, 2015, the Company recorded revenue from one entity in excess of 10% of the Company’s total revenue in the amount of $209,635, which represents 91% of the Company’s total revenue for that period. For the three month period ended March 31, 2014, the Company recorded revenue from one entity in excess of 10% of the Company’s total revenue in the amount of $50,714, which represents 100% of the Company’s total revenue for that period.

At March 31, 2015, accounts receivable consisted of amounts due from two entities which represented 76% and 24%, respectively, of the Company’s total outstanding accounts receivable balance. At December 31, 2014, accounts receivable consisted of amounts due from one entity which represented approximately 100% of the Company’s total outstanding accounts receivable balance.

12 - CONCENTRATIONS

During the year ended December 31, 2014, the Company recorded sales to three customers of $75,714 (46%), $48,312 (30%) and $40,000 (24%) in excess of 10% of the Company’s total sales. During the year ended December 31, 2013, the Company recorded sales to three customers of $182,996 (54%), $89,182 (26%) and $62,500 (18%) in excess of 10% of the Company’s total sales. At December 31, 2014, accounts receivable consisted of amounts due from one customer which represented 100% of the outstanding accounts receivable balance. At December 31, 2013, accounts receivable consisted of amounts due from three customers which represented approximately 57%, 29% and 14% of the outstanding accounts receivable balance.